Organization - Schedule of Principal Subsidiaries (Details)	6 Months Ended
Jun. 30, 2025
Youcang Limited (“Youcang”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jun. 30, 2021
Place of incorporation	British Virgin Islands
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Investment holding
Energy U Limited (“Energy U”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jul. 19, 2021
Place of incorporation	Hong Kong
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Investment holding
Shandong Yousheng New Energy Technology Development Co, Ltd. (“WFOE”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jan. 27, 2022	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of technical and consultation services	[1]
Anhui Yousheng New Energy Co., Ltd (“AHYS”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	May 16, 2013	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Dormant Company	[1]
Youpin Automobile Service Group Co. Ltd. (“Youpin”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jul. 18, 2013	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	54.37%	[1]
Principal activities	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services	[1]
Shanghai Youchuangneng Digital Technology Co., Ltd. (“SY Digital Tech) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Nov. 13, 2015	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services	[1]
Youguan Financial Leasing Co., Ltd. (“Youguan Financial Leasing”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Feb. 27, 2017	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Dormant Company	[1]
Youpin Automobile Service (Shandong) Co., Ltd. (“Youpin SD”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jun. 30, 2020	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	86.96%	[1]
Principal activities	Provision of new energy vehicles sales and sourcing services	[1]
Chengdu Youyineng Automobile Service Co., Ltd. (“CD Youyineng”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Oct. 29, 2020	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of battery swapping stations manufacturing	[1]
Shanghai Youteng Automobile Service Co., Ltd. (“SH Youteng”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Nov. 03, 2020	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	70.00%	[1]
Principal activities	Dormant Company	[1]
Liaoning Youguan New Energy Technology Co. Ltd. (“LY New Energy”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Nov. 08, 2019	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of new energy vehicles sales and sourcing services	[1]
Shanghai Youxu New Energy Technology Co., Ltd. (“SH Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Mar. 22, 2021	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	70.00%	[1]
Principal activities	Provision of battery swapping stations sales and battery swapping services and two-wheeled vehicle battery-swapping services	[1]
Quanzhou Youyi Power Exchange Network Technology Co., Ltd. (“QZ Youyi”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jun. 29, 2021	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of battery swapping services	[1]
Youxu New Energy Technology (Zibo) Co., Ltd. (“Youxu Zibo”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jul. 29, 2021	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of batter swapping stations manufacturing	[1]
Youxu (Xiamen) Power Exchange Network Technology Co., Ltd. (“Youxu XM”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Aug. 10, 2021	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of battery swapping services	[1]
Wuhu Youxu New Energy Technology Co., Ltd. (“WH Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Nov. 12, 2021	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	100.00%	[1]
Principal activities	Provision of batter swapping stations manufacturing	[1]
Henan Youxu New Energy Technology Co., Ltd. (“HN Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Dec. 01, 2022	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	80.00%	[1]
Principal activities	Dormant Company	[1]
Youxu New Energy Technology (Nanyang) Co., Ltd. (“NY Youxu”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Mar. 14, 2023	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company	70.00%	[1]
Principal activities	Provision of batter swapping stations manufacturing	[1]
U SWAP CO LTD(“U SWAP”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Jun. 13, 2024
Place of incorporation	Thailand
Percentage of direct or indirect ownership by the Company	85.00%
Principal activities	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services
Greendrive Tech Co. Ltd(“Greendrive”) [Member]
Subsidiaries:
Date of incorporation/ acquisition	Mar. 20, 2025
Place of incorporation	Thailand
Percentage of direct or indirect ownership by the Company	70.00%
Principal activities	Provision of new energy vehicles sales, battery swapping stations sales, battery swapping services and sourcing services

[1]	Collectively, the “PRC subsidiaries”.